Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Auditor's Remuneration
In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	Statutory auditor (Ireland)			Network firms			Total
	Deloitte		EY (i)	Deloitte		EY (i)	Deloitte		EY (i)
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Audit fees (ii) (iii)	7	6	4	14	12	16	21	18	20
Other audit-related assurance fees (iii)	-	-	-	1	-	-	1	-	-
Tax advisory services (iii)	-	-	-	-	-	1	-	-	1
Total	7	6	4	15	12	17	22	18	21

(i)
With effect from 2020, following a competitive tender process, Deloitte Ireland LLP (Deloitte) was appointed as auditor of the Group, replacing Ernst & Young (EY). In the table above, auditor’s remuneration for services provided during the years ended 31 December 2021 and 2020 thus relates to Deloitte and for the year ended 31 December 2019 to EY.

(ii)
Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $3 million (2020: $3 million; 2019: $3 million) paid to auditors other than Deloitte (2021 and 2020) and EY (2019).

(iii)
Audit fees in 2019, including discontinued operations, amounted to $20 million. Other audit-related assurance fees in 2019, including discontinued operations, amounted to $nil million and tax advisory services in 2019, including discontinued operations, amounted to $1 million.